INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss for the year before income tax	$ (301,000)	$ (296,000)	$ (41,000)
Expected income tax recovery based on statutory rate	(63,000)	(62,000)	(9,000)
permanent differences	0	(4,000)	(44,000)
Change in tax rate	0	0	5,360,000
change in benefit of tax assets not recognized	63,000	66,000	(5,395,000)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0